Expense Example - American Century ETF Trust - Avantis All International Markets Value ETF Series - Avantis All International Markets Value ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431